                    OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
               (a series of Oppenheimer Variable Account Funds)
                   Supplement dated November 5, 2003 to the
                         Prospectus dated May 1, 2003

      The Prospectus is changed as follows:

1.    The  first  paragraph  of the  following  captioned,  "How  the  Fund is
    Managed - Portfolio  Managers"  on page 7 is deleted and replace  with the following:

|X|  Portfolio  Managers.  Effective October 29, 2003, the portfolio managers of the Fund are John J. O'Hare and James F.  Turner,  II. They are the persons
     primarily   responsible  for  the  day-to-day   management  of  the  Fund's
     portfolio.  Mr.  O'Hare  and Mr.  Turner  have  been the  Fund's  portfolio managers  since October 2003 and March 2001,  respectively.  Mr. O'Hare has been a Vice President of the Manager since  September  2003, and is also an officer and portfolio manager of other Oppenheimer  funds. Prior to joining the Manager,  Mr.  O'Hare was an Executive  Vice  President  and  Portfolio
     Manager at Geneva Capital Management,  Ltd. (since August 1997). Mr. O'Hare holds a BBA in Finance and Economics  from the  University of Wisconsin and is a Chartered Financial Analyst.

     November 5, 2003                                         PS0620.001

               OPPENHEIMER VARIABLE ACCOUNT FUNDS (the "Trust")
   is an investment company consisting of 11 separate Funds (the "Funds"):
                    Oppenheimer Aggressive Growth Fund/VA
                           Oppenheimer Bond Fund/VA
                   Oppenheimer Capital Appreciation Fund/VA
                    Oppenheimer Global Securities Fund/VA
                       Oppenheimer High Income Fund/VA
                       Oppenheimer Main Street Fund(R)/VA
 (named "Oppenheimer Main Street(R)Growth & Income Fund" prior to May 1, 2003)
                  Oppenheimer Main Street Small Cap Fund(R)/VA
                          Oppenheimer Money Fund/VA
                   Oppenheimer Multiple Strategies Fund/VA
                      Oppenheimer Strategic Bond Fund/VA
                          Oppenheimer Value Fund/VA

                   Supplement dated November 5, 2003 to the
            Statement of Additional Information dated May 1, 2003

      The Statement of Additional Information is changed as follows:

1.    The  supplement   dated   September  16,  2003  is  replaced  with  this
    supplement.

2.    The  section  titled  "Loans  of  Portfolio  Securities"  on  page 20 is deleted and replaced with the following:

          "Loans of  Portfolio  Securities.  Bond  Fund/VA,  High Income
          Fund/VA,   Main  Street   Fund(R)/VA,   Main  Street  Small  Cap
          Fund(R)/VA,  Multiple  Strategies  Fund/VA  and  Strategic  Bond
          Fund/VA  may  lend  their  respective   portfolio   securities
          pursuant to the Securities  Lending Agreement (the "Securities
          Lending  Agreement")  with JP  Morgan  Chase,  subject  to the restrictions  stated in the Prospectuses.  The Funds will lend
          such  portfolio   securities  to  attempt  to  increase  their
          income.  Under the Securities Lending Agreement and applicable regulatory  requirements  (which are subject to  change),  the loan collateral  must, on each business day, be at least equal to the value of the  loaned  securities  and must  consist  of cash,  bank  letters  of  credit  or  securities  of the  U.S.
          government  (or its agencies or  instrumentalities),  or other cash  equivalents  in which that Fund is  permitted to invest.
          To  be  acceptable  as  collateral,  letters  of  credit  must obligate a bank to pay to JP Morgan Chase,  as agent,  amounts demanded  by the  Funds if the  demand  meets the terms of the letter.  Such terms of the  letter of credit  and the  issuing bank must be  satisfactory  to JP Morgan  Chase and the Funds.
          The Funds will  receive,  pursuant to the  Securities  Lending
          Agreement,  80% of all annual net income (i.e., net of rebates to the Borrower)  from  securities  lending  transactions.  JP
          Morgan  Chase  has  agreed,  in  general,   to  guarantee  the
          obligations  of borrowers to return loaned  securities  and to be responsible  for expenses  relating to securities  lending.
          The Funds will be responsible,  however,  for risks associated with the  investment  of cash  collateral,  including the risk that the issuer of the  security in which the cash  collateral has been invested  defaults.  The Securities Lending Agreement may be  terminated  by either JP Morgan  Chase or the Funds on
          30 days'  written  notice.  The terms of the Fund's loans must also meet  applicable  tests under the  Internal  Revenue Code and permit the Funds to reacquire  loaned  securities  on five business  days'  notice  or in time  to vote on any  important matter."

3.    The first  sentence of the first  paragraph on page 45 is replaced  with the following:

          "Messrs.   Murphy,   Molleur,    Reinganum,    O'Hare,   Evans,
          Kourkoulakos, Leavy, Levine, Manioudakis,  Monoyios, Steinmetz,
          Turner,  Wilby,  Zavanelli,  Zack,  Masterson,   Vottiero,  and
          Weiss, and Mess.  Bechtolt,  Feld,  Putnam,  Switzer,  Wolf and
          Ives who are officers of the Funds,  respectively hold the same offices  with one or more of the  other  Board II Funds as with the Funds.

4.    The  paragraph  above  the  Officers  of the  Fund  Bios  on  page 51 is replaced with the following:

          "The  address  of  the  Officers  in  the  chart  below  is as
          follows:   Messes.   Molleur,   Reinganum,    O'Hare,   Evans,
          Kourkoulakos,    Leavy,   Levine,    Manioudakis,    Monoyios,
          Steinmetz,  Turner, Wilby, Zavanelli, and Zack and Mess. Feld,
          Putnam,  and Switzer,  498 Seventh Avenue, New York, NY 10018;
          for Messrs.  Masterson,  Vottiero,  Weiss and Wixted and Mess.
          Bechtolt,  Ives and Wolf 6803 S.  Tucson Way,  Centennial,  CO
          80112-3924.  Each  Officer  serves for an annual term or until his or her earlier resignation, death or removal."

5.    Effective  October 29, 2003, the section  titled  "Officers of the Fund"
    on page 51 is changed as follows:

      The  biographies  of Charles Albers and Bruce Bartlett are deleted
      and  replaced   with  the  following   biographies   of  Dr.  Marc
      Reinganum and John J. O'Hare:

      --------------------------------------------------------------------
                             Officers of the Fund
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Name, Address, Age,
      Position(s) Held with
      Fund and Length of          Principal Occupation(s) During
      Service                              Past 5 Years
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      Dr. Marc Reinganum, Vice   Vice President  (since  September  2002)
      President and Portfolio    of   the   Manager;    a   Director   of
      Manager since October 2003 Quantitative   Research  and   Portfolio
      Age:  50                   Strategist  for  Equities.  Formerly the
                                 Mary  Jo   Vaughn   Rauscher   Chair  in
                                 Financial    Investments   at   Southern
                                 Methodist   University  since  1995.  At
                                 Southern  Methodist  University  he also
                                 served as the  Director  of the  Finance
                                 Institute,   Chairman   of  the  Finance
                                 Department,  President of the Faculty at
                                 the Cox  School of  Business  and member
                                 of  the  Board  of  Trustee   Investment
                                 Committee.
      --------------------------------------------------------------------
      --------------------------------------------------------------------
      John O'Hare, Vice          Vice  President  of the  Manager  (since
      President and Portfolio    September   2003);   an   officer  of  2
      Manager since 2003         portfolios   in   the   OppenheimerFunds
      Age:  45                   complex.    Formerly    Executive   Vice
                                 President  and  Portfolio  Manager (June
                                 2000  -  August   2003)  and   Portfolio
                                 Manager   and  Senior   Vice   President
                                 (August  1997 -  June  2000)  at  Geneva
                                 Capital Management,  Ltd. (an investment
                                 advisor).
      --------------------------------------------------------------------

6.    The  following is added as the sixth  sentence in the  paragraph  titled
    "The  Investment  Advisory  Agreements"  on  page 56 of the  Statement  of
    Additional Information:

          "For Multiple Strategies Fund/VA, this includes Christopher Leavy."

November 5, 2003                                                  PXOVAF.019